SEGMENT INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reporting units | Segment	1
Segment asset | $	$ 1,505,333	$ 3,232,822